TRADING ASSETS	12 Months Ended
Dec. 31, 2012
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2011	2012
	(EUR in thousands)
Greek government bonds	259,233	62
Debt securities issued by other governments and public sector entities	219,807	255,923
Greek treasury bills	2,268,222	3,221,845
Foreign treasury bills	24,057	1,662,856
Debt securities issued by Greek financial institutions	44,395	41,538
Debt securities issued by foreign financial institutions	110,026	209,832
Corporate debt securities issued by Greek companies	10,876	17,559
Corporate debt securities issued by foreign companies	5,547	9,119
Equity securities issued by Greek companies	7,767	30,249
Equity securities issued by foreign companies	8,750	7,557
Mutual fund units	5,408	11,984
Total	2,964,088	5,468,524

Net unrealized losses on trading assets (debt and equity) of EUR 288,545 thousand, EUR 713,711 thousand and EUR 59,990 thousand were included in net trading loss during 2010, 2011 and 2012, respectively.

Trading assets include securities that are pledged as collateral of EUR 927.3 million and EUR 925.9 million as at December 31, 2011 and 2012, respectively.